Fair Value Measurements and Financial Instruments - Schedule of Cumulative Basis Adjustments for Fair Value Hedges (Details) - Fair Value Hedges - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	$ 316	$ 113
Long-term debt
Derivatives, Fair Value [Line Items]
Carrying amount of hedged liabilities	$ 22,011	$ 13,013